Deposits (Details Textual) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Deposits (Textual)
Certificate of deposit accounts with balances equal to or in exceeding of $250,000 totaling	$ 7.9	$ 4.7